Property and Equipment (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 44,810	$ 44,810	$ 44,810
Less: Accumulated depreciation	44,810	44,810	44,810
Property and equipment, net	0	0	0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	5,010	5,010	5,010
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	12,753	12,753	12,753
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	14,400	14,400	14,400
Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 12,647	$ 12,647	$ 12,647